Average Annual Total Returns		7 Months Ended		12 Months Ended		21 Months Ended	49 Months Ended	60 Months Ended		84 Months Ended		85 Months Ended	96 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Brown Advisory Flexible Equity ETF | Brown Advisory Flexible Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.47%		9.74%
Brown Advisory Flexible Equity ETF | Brown Advisory Flexible Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.39%		9.66%
Brown Advisory Flexible Equity ETF | Brown Advisory Flexible Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.46%		5.82%
Brown Advisory Flexible Equity ETF | S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.66%		17.43%
Democratic Large Cap Core ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%				14.42%
Democratic Large Cap Core ETF | Democratic Large Cap Core ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent				19.45%				14.40%
Democratic Large Cap Core ETF | Democratic Large Cap Core ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				19.18%				14.00%
Democratic Large Cap Core ETF | Democratic Large Cap Core ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				11.71%				11.44%
First Foundation Fixed Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				7.30%				(0.36%)						2.01%
First Foundation Fixed Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]			2.40%				0.02%						2.25%
First Foundation Fixed Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				0.59%				(1.56%)						0.87%
First Foundation Fixed Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				1.42%				(0.64%)						1.14%
First Foundation Fixed Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[2]			7.24%				1.14%						2.95%
First Foundation Total Return Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.88%				14.42%						14.82%
First Foundation Total Return Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				7.30%				(0.36%)						2.01%
First Foundation Total Return Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	[3]			3.18%				9.60%						8.15%
First Foundation Total Return Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				1.59%				6.14%						6.17%
First Foundation Total Return Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				2.43%				6.32%						5.87%
First Foundation Total Return Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[4]			9.73%				11.17%						9.06%
MetLife Opportunistic High Yield Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent				4.55%				4.93%				5.82%
MetLife Opportunistic High Yield Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent				4.81%				5.20%				6.09%
MetLife Opportunistic High Yield Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				0.88%				1.39%				2.34%
MetLife Opportunistic High Yield Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				2.80%				2.29%				2.99%
MetLife Opportunistic High Yield Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				7.30%				(0.36%)				2.20%
MetLife Opportunistic High Yield Fund | Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				8.62%				4.51%				5.77%
MetLife Small Company Equity Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent				8.66%				10.73%			11.36%
MetLife Small Company Equity Fund | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent				9.03%				10.99%			11.49%
MetLife Small Company Equity Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				(9.16%)				4.69%			6.50%
MetLife Small Company Equity Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				15.31%				7.52%			8.17%
MetLife Small Company Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%				13.15%			16.55%
MetLife Small Company Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.81%				6.09%			10.54%
NICHOLAS PARTNERS SMALL CAP GROWTH FUND | Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent				17.83%				4.84%		15.25%
NICHOLAS PARTNERS SMALL CAP GROWTH FUND | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				16.60%				3.62%		13.54%
NICHOLAS PARTNERS SMALL CAP GROWTH FUND | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				11.40%				3.38%		12.15%
NICHOLAS PARTNERS SMALL CAP GROWTH FUND | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%				13.15%		15.94%
NICHOLAS PARTNERS SMALL CAP GROWTH FUND | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				13.01%				3.18%		9.44%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[5]			17.43%			10.82%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | MSCI World Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[5]			21.09%			10.22%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | FT Wilshire US Large NxtGen Index (Net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				14.95%			12.26%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent				20.12%			11.99%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				15.16%			10.57%
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				13.22%			9.09%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[6]				33.57%		6.30%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | MSCI Emerging Markets ex-China Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent	[6]				34.61%		8.39%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | FT Wilshire Emerging Large NxtGen Index (Net) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent					25.42%		10.19%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent					27.22%		7.63%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					26.77%		7.07%
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					16.77%		6.05%
Rayliant SMDAM Japan Equity ETF | TOPIX Total Return Index (Net) (USD) (reflects no deduction for fees, expenses, or taxes (except for foreign withholding taxes))
Prospectus [Line Items]
Average Annual Return, Percent				26.15%		14.71%
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent				18.76%		17.99%
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				18.66%		17.85%
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				11.83%		14.15%
Redwheel Global Emerging Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]				33.57%				4.20%				8.11%
Redwheel Global Emerging Equity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	[8]				39.88%				0.69%				3.72%
Redwheel Global Emerging Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	[9]				40.12%				0.82%				6.64%
Redwheel Global Emerging Equity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent					40.07%				(0.12%)				6.01%
Redwheel Global Emerging Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					24.25%				0.45%				5.21%
Redwheel Next Generation Power Infrastructure Fund | MSCI ACWI Net Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]		11.17%		22.34%				11.19%						11.72%
Redwheel Next Generation Power Infrastructure Fund | S&P Global Infrastructure Net Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]		7.59%		21.54%				10.02%						8.47%
Redwheel Next Generation Power Infrastructure Fund | S&P Global Infrastructure Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.54%		22.58%				10.97%						9.42%
Redwheel Next Generation Power Infrastructure Fund | A Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	[12]		8.10%		18.25%				(0.85%)						8.00%
Redwheel Next Generation Power Infrastructure Fund | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			8.83%		25.36%				0.53%						8.75%
Redwheel Next Generation Power Infrastructure Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.13%		24.15%				(0.68%)						8.04%
Redwheel Next Generation Power Infrastructure Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.99%		15.54%				0.01%						6.91%
SouthernSun Small Cap Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%				13.15%						14.29%
SouthernSun Small Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.81%				6.09%						9.62%
SouthernSun Small Cap Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.59%				8.88%						9.27%
SouthernSun Small Cap Fund | Class N Shares
Prospectus [Line Items]
Average Annual Return, Percent				4.72%				7.99%						9.19%
SouthernSun Small Cap Fund | Class N Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				3.54%				5.49%						7.66%
SouthernSun Small Cap Fund | Class N Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				3.66%				6.07%						7.34%
SouthernSun Small Cap Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent				4.99%				8.25%						9.46%
SouthernSun U.S. Equity Fund | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				17.15%				13.15%						14.29%
SouthernSun U.S. Equity Fund | Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				11.91%				7.26%						10.40%
SouthernSun U.S. Equity Fund | Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent				12.73%				10.02%						9.72%
SouthernSun U.S. Equity Fund | Class N Shares
Prospectus [Line Items]
Average Annual Return, Percent				3.90%				8.76%						8.32%
SouthernSun U.S. Equity Fund | Class N Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				2.25%				5.79%						6.62%
SouthernSun U.S. Equity Fund | Class N Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				3.52%				6.59%						6.54%
SouthernSun U.S. Equity Fund | Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent				4.06%				9.01%						8.58%

[1]	Class A shares of the Predecessor Fixed Income Fund were offered beginning February 22, 1993.
[2]	Class Y shares of the Predecessor Fixed Income Fund were offered beginning November 29, 1993.
[3]	Class A shares of the Predecessor Total Return Fund were offered beginning February 22, 1993.
[4]	Class Y shares of the Predecessor Total Return Fund were offered beginning November 29, 1993.
[5]	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the S&P 500 Index because the Adviser believes the S&P 500 Index better reflects the Fund’s investment universe.
[6]	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the MSCI Emerging Markets Index because the Adviser believes the MSCI Emerging Markets Index better reflects the Fund’s investment universe.
[7]	Index comparison begins December 30, 2016.
[8]	Class I Shares of the Fund were offered beginning September 8, 2017.
[9]	Institutional Class Shares of the Fund were offered beginning December 30, 2016.
[10]	The MSCI ACWI Net Return Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world and is calculated with dividends reinvested after deduction of withholding tax.
[11]	The S&P Global Infrastructure Indices’ returns vary based on the treatment of regular cash dividends. The S&P Global Infrastructure Net Total Return Index reflects a reinvestment of regular cash dividends at the close on the ex-date after the deduction of applicable withholding taxes, whereas the S&P Global Infrastructure Total Return Index reflects a reinvestment of regular cash dividends at the close on the ex-date without consideration for withholding taxes.
[12]	The returns shown for A Class Shares reflect the maximum sales charge of 5.50%.